Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Amount
$ in thousands
Cost at March 31, 2020	5,566
Addition	—
Effect of exchange rate	468
Cost at March 31, 2021	6,034
Addition	—
Effect of exchange rate	253
Cost at March 31, 2022	6,287

Accumulated Amortization at March 31, 2020	(3,636)
Amortization	(269)
Effect of exchange rate	(316)
Accumulated Amortization at March 31, 2021	(4,221)
Amortization	(285)
Effect of exchange rate	(181)
Accumulated Amortization at March 31, 2022	(4,687)

Net book value at March 31, 2020	1,930

Net book value at March 31, 2021	1,813

Net book value at March 31, 2022	1,600

Components of other intangible assets

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	663	500
Land use right of factory land in Xinxing, Guangdong, PRC	1,150	1,100

Total	1,813	1,600

Schedule of amortization expenses

Year ending March 31,	$ in thousands

2023	290
2024	290
2025	219
2026	100
2027	100
Thereafter	601

Total	1,600